Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Commitments through Purchase and Sale Transactions of Investments

		2025		2024

	Purchase	Sale	Purchase	Sale

Mortgage loans	85	-	189	-

Private loans	356	-	291	-

Other	921	-	1,205	-

Summary of Other Commitments and Contingencies

	2025	2024

Guarantees	864	918

Other guarantees	-	6